UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.
51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:          April 30, 2010

Date of reporting period:       April 30, 2010

Item 1.	Reports to Stockholders.

Attached on the following pages is a copy of the registrant’s annual report as of April 30, 2010 transmitted to stockholders.

TRIDAN CORP.
P.O. Box 634, New City, N.Y. 10956
(212) 239-0515

ANNUAL REPORT

June 28, 2010

Dear Shareholder:

I am pleased to provide this annual report of Tridan Corp. for the fiscal year ended April 30, 2010, including the enclosed audited financial report for that period and for the corresponding period in 2009.  Also enclosed are the notice of meeting, proxy statement for this year’s annual shareholders meeting on July 13, 2010, form of proxy, and the company’s privacy policy.

A schedule of the company’s portfolio holdings at April 30, 2010, consisting entirely of municipal obligations, is included in the financial report.  The company invests exclusively in non-voting securities.  The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  They may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset value per share at April 30, 2010 was $12.32, compared with $12.12 at April 30, 2009.  Net investment income per share was $.34 for the year ended April 30, 2010, compared with $.36 for the year ended April 30, 2009.  Distributions to shareholders amounted to $.34 per share for fiscal 2010, compared to $.37 for fiscal 2009.

At the company’s last annual meeting on June 16, 2009, the reappointment of Weiser LLP (now known as WeiserMazars LLP) as the company’s auditors for the fiscal year ending April 30, 2010 was ratified by the shareholders as follows:

Shares Voted For	2,819,078
Shares Voted Against	None
Shares Abstaining	139

TRIDAN CORP.
June 28, 2010
Page – 2 –

Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

	Shares Voted For	Shares Withheld

Mark Goodman	2,818,087	1,130
Peter Goodman	“	“
Paul Kramer	“	“
Jay S. Negin	“	“
Warren F. Pelton	“	“
Russell J. Stoever	“	“

The following Tables A and B set forth information concerning the directors, and Table C sets forth information concerning non-director officers of the company.  The Table A directors (Mark Goodman, Peter Goodman and Warren Pelton) are “interested persons” as defined in Section 2(a)19 of the Investment Company Act of 1940, and the Table B directors (Messrs. Kramer, Negin and Stoever) are not.  Peter Goodman is an “interested person” because he is an officer and holder of more than 5% of the shares of the company, Mark Goodman because he is Peter Goodman’s son, and Warren Pelton because he is an officer of the company.

Table A

Name, Address and Age	Positions in Tridan Corp.	Director Since	Principal Occupations During Past 5 Years	Number of Portfolios Overseen	Other Directorships During Past 5 Years

Interested Persons:

Mark Goodman (Son of Peter Goodman) 7 Porters Cove Road Hingham, MA 02043 Age 56	Director	1999	Pianist and Teacher	1	None

Peter Goodman 65 Wendover Road Rye, NY 10580 Age 84	Director and President	1980	President, Tridan Corp.	1	None

Warren Fred Pelton 6079 Fairway Court Naples, FL 34110 Age 72	Director, Vice- President and Treasurer	1988	Director of Development, International College until 2001; Consultant	1	None

TRIDAN CORP.
June 28, 2010
Page – 3 –

Table B

Name, Address and Age	Positions in Tridan Corp.	Director Since	Principal Occupations During Past 5 Years	Number of Portfolios Overseen	Other Directorships During Past 5 Years

Disinterested Persons:
Paul Kramer 17 Huntley Road Holmdel, NJ 07733 Age 78	Director and Audit Committee Chairman	2004	Senior Adviser, Finance Scholars Group; Partner, Kramer Love & Cutler, LLP (certified public accountants)	1	Juniper Content Corporation

Jay Stanley Negin 6 Demarest Court Englewood Cliffs, NJ 07632 Age 79	Director and Audit Committee Member	1985	Investor	1	None

Russell Jude Stoever 15 Rockleigh Road Rockleigh, NJ 07647 Age 65	Director and Audit Committee Member	1995	Vice-President, Stoever Glass & Co., Inc. (a registered broker-dealer)	1	None

Table C

Name, Address and Age	Positions in Tridan Corp.	Principal Occupations During Past 5 Years	Number of Portfolios Overseen	Other Directorships Held

Non-director Officers:

I. Robert Harris 51 East 42nd Street Suite 1700 New York, NY 10017 Age 78	Secretary and Chief Compliance Officer	Attorney	None	None

TRIDAN CORP.
June 28, 2010
Page – 4 –

No director or officer received any compensation from the Company during the last fiscal year, except for the fees of $12,000 paid during each year to each director, plus an additional $5,000 to Paul Kramer as chairman of the audit committee.  The Company does not have any bonus, profit sharing, or other compensation plan, contract or arrangement with anyone, nor any pension or retirement plan; nor has the Company ever granted to anyone any option, warrants or other rights to purchase securities.

All executive officers of the Company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $24,000 during fiscal 2010 (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the Company, is a member).

Additional information about directors is available without charge, upon the request of any shareholder by telephoning the company’s secretary, I. Robert Harris, collect at 212-682-8383, extension 39.

Sincerely

TRIDAN CORP.

Peter Goodman, President

Item 2.	Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules.  The code of ethics was in effect as of the end of the period covered by this report.  During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code.  A copy of the registrant’s code of ethics is annexed as Exhibit 1 to this Form N-CSR dated June 15, 2010, for the fiscal year ended April 30, 2010, filed electronically with the Securities and Exchange Commission.

Item 3.	Audit Committee Financial Expert

The registrant has established an audit committee consisting of three members appointed by the board of directors from the board.  The registrant’s board of directors has determined that the committee chairman, Paul Kramer, is an “audit committee financial expert” and is “independent”, as both terms are defined by applicable SEC rules.

Item 4.	Principal Accountant Fees and Services

Incorporated by reference to the registrant’s proxy statement dated
June 28, 2010, filed electronically with the SEC.  See section therein entitled “Relationship with and Ratification of Independent Certified Public Accountants”.

Item 5.	Audit Committee of Listed Registrants.

Not applicable, because the registrant is not a listed issuer.

Item 6.	Investments.

(a)	A schedule of registrant’s investments in securities of unaffiliated issuers as of April 30, 2010 is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.

ITEM 8:  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

PORTFOLIO MANAGERS

The Managing Director for Tridan Corporation (“Fund”) is as follows:

Richard D. Taormina Richard Taormina, Vice President, is the lead portfolio manager of the Tax Aware Strategies Group.  An employee of JPMorgan Asset Management since 1997, he is responsible for managing municipal mutual funds, institutional fixed income accounts, and quantitative analysis.

PORTFOLIO MANAGERS’ OTHER ACCOUNTS MANAGED

The following tables show information regarding other accounts managed by portfolio managers of the Fund:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Richard Taormina	4	$9.4 billion	1	$42 million	6	$110 million

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Richard Taormina	0	0	0	0	0	0

POTENTIAL CONFLICTS OF INTEREST

As an investment advisor, J.P. Morgan Investment Management Inc. has a fiduciary obligation to act in the best interests of its clients, and to avoid any conflicts of interest.   As such, JPMorgan Asset Management has adopted a "Safeguard Policy" designed to prevent our investment management process from being influenced by clients of other parts of the firm, as well as by clients of the investment management business.  Communications between personnel outside the investment management business and investment professionals within J.P. Morgan Investment Management Inc. are strictly limited.

JPMIM has adopted policies and procedures that are designed to ensure that transactions undertaken with affiliates are allowable under current law and client guidelines and that any potential conflicts of interest are recognized and appropriately addressed.

JPMIM also has policies and procedures to monitor personal trading activities of its employees and certain members of their immediate families and any person to whose support the employee significantly contributes.  The policies and procedures are generally intended to comply with the JPMIM’s Code of Ethics.

PORTFOLIO MANAGER COMPENSATION

JPMAM’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives, restricted stock and, in most cases, mandatory deferred compensation.  These elements reflect individual performance and the performance of JPMAM’s business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of this restricted stock portion of a portfolio manager’s bonus may be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates.

OWNERSHIP OF SECURITIES

Dollar Range of Shares in the Fund
Name	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	over $100,000
Richard Taormina	X X

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures

(a)
The registrant’s principal executive and principal financial officers have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report.  Based on that evaluation, said officers have concluded that the registrant’s disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	The following exhibits are filed herewith:

(1)	The registrant’s code of ethics described in Item 2 hereof.

(2)	The separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	June 15, 2010

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	June 15, 2010

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date:	June 15, 2010